Commitments and Contingent Liabilities (Tables)	12 Months Ended
Sep. 30, 2012
Financial Instruments with Off-balance-sheet Risk

A summary of the Company’s financial instruments with off–balance–sheet risk at September 30, 2012 and 2011 is as follows:

	September 30,
	2012	2011
Financial instruments whose contract amounts represent credit risk – commitments to originate loans:
Mortgage loans	$1,001,524	$2,113,950
Non-mortgage loans	6,969,900	4,825,144
Open-end consumer loans	10,489,768	11,451,150
Open-end commercial loans	2,145,762	10,483,615
Construction loans	35,878,900	20,334,642

Total commitments to originate loans	$56,485,854	$49,208,501

Commitments to Fund Fixed Rate Loans

The following summarizes the Company’s commitments to fund fixed rate loans at September 30, 2012 and 2011:

	Amount	Range of Rate

September 30, 2012	$697,524	2.99 - 3.99%
September 30, 2011	$4,167,350	3.25 - 7.00%

Future Minimum Lease Commitments

Future minimum lease commitments under all noncancellable operating leases with terms of one year or more are as follows:

September 30,
2012

2013	$647,562
2014	678,060
2015	704,310
2016	669,600
2017	48,000
Thereafter	213,000

$2,960,532